UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03870

Morgan Stanley U.S. Government Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments • March 31, 2016 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (1.7%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$477		2.569%	11/01/36	$500,837
908		2.745	10/01/36	962,190
613		2.935	01/01/38	653,646
5,005		2.965	06/01/43	5,226,988
2,105	Federal National Mortgage Association, Conventional Pool	2.20	05/01/44	2,177,078
	Total Agency Adjustable Rate Mortgages (Cost $9,527,982)			9,520,739

	Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (1.6%)
5,480	Amal Ltd. (Cayman Islands)	3.465	08/21/21	5,764,940
3,236	Safina Ltd.	2.00	12/30/23	3,265,951
	Total Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (Cost $8,715,729)			9,030,891

	Agency Bond - Finance (U.S. Government Guaranteed) (0.3%)
1,937	Washington Aircraft 1 Co., Ltd. (Cost $1,937,387)	2.637	09/15/26	2,005,339

	Agency Bond - Sovereign (U.S. Government Guaranteed) (1.8%)
9,500	Hashemite Kingdom of Jordan Government AID Bond (Cost $9,500,000)	2.503	10/30/20	10,010,910

	Agency Fixed Rate Mortgages (38.4%)
	Federal Home Loan Mortgage Corporation,
	April TBA:
20,510	(a)	3.50	04/01/46	21,470,642
	Gold Pools:
13,060		3.50	08/01/42–06/01/45	13,724,415
9,674		4.00	12/01/41–10/01/45	10,340,218
4,295		4.50	09/01/45–11/01/45	4,693,302
1,573		5.00	01/01/40	1,754,952
1,573		5.50	11/01/39	1,747,593
187		6.50	03/01/29–09/01/32	213,096
456		7.50	05/01/35	560,358
293		8.00	08/01/32	359,518
316		8.50	08/01/31	410,480
	Federal National Mortgage Association,
	April TBA:
200	(a)	3.00	04/01/31	208,922
19,778	(a)	4.00	04/01/46	21,133,102
	Conventional Pools:
6,864		3.00	05/01/30–01/01/45	7,092,707
15,001		3.50	04/01/29–02/01/46	15,860,436
38,405		4.00	11/01/41–01/01/46	41,285,574
18,291		4.50	01/01/25–11/01/44	20,074,694
6,190		5.00	05/01/35–02/01/41	6,921,138
1,599		5.128	03/01/38	1,810,287
5,436		5.50	03/01/35–10/01/35	6,151,927
92		6.50	06/01/29–02/01/33	105,948
2		7.00	05/01/31	2,127
790		7.50	08/01/37	996,872
614		8.00	04/01/33	765,918
555		8.50	10/01/32	705,572
	Government National Mortgage Association,
	April TBA:
8,614	(a)	3.50	04/20/46	9,104,753
	Various Pools:
2,758		3.50	12/15/43	2,930,209

6,926		4.00		11/20/42–07/15/44	7,445,127
1,110		5.00		01/20/40	1,212,842
98		5.125		11/20/37	106,364
1,088		5.25		04/20/36–09/20/39	1,210,249
1,766		5.375		02/20/36–08/20/40	1,957,985
2,728		6.00		03/15/26–09/20/34	3,124,445
322		6.50		04/15/19	336,150
180		7.00		03/20/26–07/20/29	219,137
5,683		7.50		11/15/32	6,745,659
1,402		8.00		06/15/16–08/15/31	1,470,216
1,700		8.50		07/15/30	1,929,717
455		9.00		05/15/16–02/15/25	479,301
412		9.50		04/15/16–12/15/20	430,209
502		10.00		02/15/16–11/15/20	514,911
	Total Agency Fixed Rate Mortgages (Cost $213,300,488)				217,607,072

	Asset-Backed Securities (7.8%)
	American Homes 4 Rent
3,080	(b)	3.678		12/17/36	3,190,403
2,824	(b)	3.732		10/17/45	2,933,442
2,748	Colony American Homes (b)	1.591	(c)	05/17/31	2,703,688
6,665	Ford Credit Auto Owner Trust (b)	2.26		11/15/25	6,757,794
	Invitation Homes Trust
3,378	(b)	1.579	(c)	12/17/30	3,343,068
4,244	(b)	1.729	(c)	08/17/32	4,186,231
2,153	(b)	1.779	(c)	06/17/32	2,119,288
	North Carolina State Education Assistance Authority
1,994		1.419	(c)	07/25/25	1,956,627
1,678		1.519	(c)	01/26/26	1,656,821
489	Panhandle-Plains Higher Education Authority, Inc.	1.562	(c)	07/01/24	484,510
1,497	Progress Residential Trust (b)	1.529	(c)	10/17/31	1,464,798
2,805	SBA Small Business Investment Cos.	2.245		09/10/22	2,831,025
	United States Small Business Administration
3,052		2.42		06/01/32	3,106,443
7,361		2.67		04/01/32	7,591,927
	Total Asset-Backed Securities (Cost $43,864,885)				44,326,065

	Collateralized Mortgage Obligations - Agency Collateral Series (13.4%)
	Federal Home Loan Mortgage Corporation
4,019		1.883		05/25/19	4,085,846
2,665		2.086		03/25/19	2,721,985
3,265		2.355		07/25/22	3,358,106
10,125		2.373		05/25/22	10,454,725
4,700		2.682		10/25/22	4,919,221
5,560		2.699		05/25/18	5,695,951
5,595		2.789		01/25/22	5,897,300
3,495		3.154		02/25/18	3,600,589
4,000		3.32	(c)	02/25/23	4,340,693
3,429		3.527	(c)	10/25/23	3,768,226
5,125		3.871		04/25/21	5,645,561
	IO REMIC
8,233		5.564	(c)	11/15/43	1,235,542
7,834		5.614	(c)	04/15/39	1,008,933
	Federal National Mortgage Association
4,516		2.171	(c)	09/25/19	4,616,474
1,720		3.763		06/25/21	1,873,070
	IO
13,600		5.954	(c)	09/25/20	2,338,411
	IO REMIC
23,558		3.50		02/25/39	2,497,749
14,417		6.114	(c)	08/25/41	2,367,573

	REMIC
363		8.723	(d)	10/25/41	367,670
	Government National Mortgage Association,
	IO
8,517		3.50		05/20/43	1,678,911
1,222		5.00		02/16/41	262,972
9,509		5.609	(c)	11/16/40	1,877,798
13,432		5.659	(c)	07/16/33	1,217,377
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $68,896,429)				75,830,683

	Commercial Mortgage-Backed Securities (3.4%)
1,853	BWAY Mortgage Trust (b)	2.809		03/10/33	1,882,286
	Citigroup Commercial Mortgage Trust
1,175	(b)	2.11		01/12/30	1,182,063
	IO
5,858		0.911	(c)	11/10/48	340,835
29,305		0.985	(c)	09/10/58	1,967,241
13,075		1.492	(c)	11/10/46	774,259
	COMM Mortgage Trust
2,432		3.282		01/10/46	2,502,644
	IO
32,719		0.862	(c)	02/10/47	1,241,728
12,316		1.392	(c)	08/10/46	705,474
	GS Mortgage Securities Trust,
	IO
24,789		1.183	(c)	04/10/47	1,532,196
16,035		1.379	(c)	10/10/48	1,465,431
14,215		1.51	(c)	11/10/46	875,479
	JPMBB Commercial Mortgage Securities Trust,
	IO
34,637		1.046	(c)	01/15/47	1,776,262
9,215		1.378	(c)	11/15/45	526,687
	WF-RBS Commercial Mortgage Trust,
	IO
17,155		0.579	(c)	08/15/46	480,339
17,702		1.108	(c)	03/15/46	804,693
21,220		1.55	(c)	12/15/46	1,411,539
	Total Commercial Mortgage-Backed Securities (Cost $19,523,058)				19,469,156

	Mortgages - Other (3.1%)
425	FDIC Guaranteed Notes Trust (b)	0.991	(c)	02/25/48	424,775
	Freddie Mac Structured Agency Credit Risk Debt Notes
1,550		2.286	(c)	10/25/27	1,534,195
1,500		3.191	(c)	09/25/28	1,505,389
839		3.236	(c)	05/25/28	843,407
1,200		3.336	(c)	07/25/28	1,210,026
	Freddie Mac Whole Loan Securities Trust
2,510		3.00		09/25/45	2,552,628
4,239		3.50		05/25/45–09/25/45	4,395,887
553		4.00		05/25/45	575,907
4,234	New Residential Mortgage Loan Trust (b)	3.75	(c)	05/28/52- 08/25/55	4,378,958
	Total Mortgages - Other (Cost $17,188,422)				17,421,172

	Municipal Bonds (11.2%)
3,615	Bay Area Toll Authority	6.263		04/01/49	5,132,794
3,875	City of New York, NY, Series G-1	5.968		03/01/36	5,000,842
3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00		11/01/40	3,896,512
4,500	Florida Hurricane Catastrophe Fund Finance Corp., Series A	1.298		07/01/16	4,507,920
5,980	Los Angeles Unified School District	5.75		07/01/34	7,567,212
1,450	Metropolitan Transportation Authority	6.668		11/15/39	1,992,576

6,245	Missouri Highway & Transportation Commission	5.445	05/01/33	7,759,412
	Municipal Electric Authority of Georgia
1,760		6.637	04/01/57	2,184,618
3,085		6.655	04/01/57	3,705,548
1,360	New Jersey Transportation Trust Fund Authority	6.561	12/15/40	1,520,847
3,625	New York City, NY, Transitional Finance Authority Future Tax Secured Revenue	5.267	05/01/27	4,289,680
3,000	New York State Dormitory Authority	5.628	03/15/39	3,815,250
2,575	State of Oregon Department of Transportation	5.834	11/15/34	3,406,158
	State of Washington
2,440		5.09	08/01/33	2,949,643
1,580		5.481	08/01/39	2,006,458
3,800	University of California, CA	3.016	05/15/20	4,046,962
	Total Municipal Bonds (Cost $52,877,792)			63,782,432

	Sovereign (6.1%)
12,059	Hashemite Kingdom of Jordan Government AID Bond	1.945	06/23/19	12,419,950
14,175	Israel Government AID Bond	5.50	09/18/23	17,482,481
4,575	Petroleos Mexicanos (Mexico)	2.46	12/15/25	4,697,775
	Total Sovereign (Cost $32,210,908)			34,600,206

	U.S. Agency Securities (6.0%)
	Private Export Funding Corp.
5,300		1.45	08/15/19	5,366,965
6,960		4.30	12/15/21	7,926,278
	Tennessee Valley Authority
6,935		5.25	09/15/39	8,870,538
8,085		7.125	05/01/30	11,917,460
	Total U.S. Agency Securities (Cost $29,632,501)			34,081,241

	U.S. Treasury Security (5.2%)
29,100	U.S. Treasury Note (e) (Cost $29,448,984)	1.50	05/31/19	29,624,033

	Short-Term Investments (9.3%)
	U.S. Treasury Security (6.2%)
35,000	U.S. Treasury Note (Cost $35,088,867)	0.875	11/30/16	35,087,500

NUMBER OF SHARES (000)
	Investment Company (3.1%)
17,734	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $17,734,337)			17,734,337
	Total Short-Term Investments (Cost $52,823,204)			52,821,837

	Total Investments (Cost $589,447,769) (g)(h)		109.3%	620,131,776
	Liabilities in Excess of Other Assets		(9.3)	(52,773,104)
	Net Assets		100.0%	$567,358,672

AID	Agency for International Development.
FDIC	Federal Deposit Insurance Corporation.
IO	Interest Only.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2016.

(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2016.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2016, advisory fees paid were reduced by $1,811 relating to the Fund’s investment in the Liquidity Funds.

(g)	Securities are available for collateral in connection with securities purchased on a forward commitment basis and open futures contracts.
(h)

At March 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $31,337,029 and the aggregate gross unrealized depreciation is $653,022 resulting in net unrealized appreciation of $30,684,007.

Futures Contracts Open at March 31, 2016:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
83	Long	U.S. Treasury Ultra Bond, Jun-16	$14,320,094	$(107,650)
29	Long	U.S. Treasury 2 yr. Note, Jun-16	6,343,750	(2,797)
17	Long	U.S. Treasury Ultra Long Bond, Jun-16	2,392,750	4,250
2	Long	U.S. Treasury Long Bond, Jun-16	328,875	688
39	Short	U.S. Treasury 5 yr. Note, Jun-16	(4,725,399)	(43,383)
		Net Unrealized Depreciation		$(148,892)

Morgan Stanley U.S. Government Securities Trust

Summary of Investments • March 31, 2016 (unaudited)

PORTFOLIO COMPOSITION+ as of 03/31/16	Percentage of Total Investments
Agency Fixed Rate Mortgages	35.1%
Collateralized Mortgage Obligations - Agency Collateral Series	12.2
Municipal Bonds	10.3
Short-Term Investments	8.5
Asset-Backed Securities	7.2
Sovereign	5.6
U.S. Agency Securities	5.5
U.S. Treasury Security	4.8
Commercial Mortgage-Backed Securities	3.1
Mortgages - Other	2.8
Agency Bond - Sovereign (U.S. Government Guaranteed)	1.6
Agency Adjustable Rate Mortgages	1.5
Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed)	1.5
Agency Bond - Finance (U.S. Government Guaranteed)	0.3
100.0%

+          Does not include open long/short futures contracts with an underlying face amount of $28,110,868 with net unrealized depreciation of $148,892.

Morgan Stanley U.S. Government Securities Trust

Notes to Portfolio of Investments • March 31, 2016 (unaudited)

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$9,520,739	$—	$9,520,739
Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed)	—	9,030,891	—	9,030,891
Agency Bond - Finance (U.S. Government Guaranteed)	—	2,005,339	—	2,005,339
Agency Bond - Sovereign (U.S. Government Guaranteed)	—	10,010,910	—	10,010,910
Agency Fixed Rate Mortgages	—	217,607,072	—	217,607,072
Asset-Backed Securities	—	44,326,065	—	44,326,065
Collateralized Mortgage Obligations - Agency Collateral Series	—	75,830,683	—	75,830,683
Commercial Mortgage-Backed Securities	—	19,469,156	—	19,469,156
Mortgages - Other	—	17,421,172	—	17,421,172
Municipal Bonds	—	63,782,432	—	63,782,432
Sovereign	—	34,600,206	—	34,600,206
U.S. Agency Securities	—	34,081,241	—	34,081,241
U.S. Treasury Security	—	29,624,033	—	29,624,033
Total Fixed Income Securities	—	567,309,939	—	567,309,939
Short-Term Investments
U.S. Treasury Security	—	35,087,500	—	35,087,500
Investment Company	17,734,337	—	—	17,734,337
Total Short-Term Investments	17,734,337	35,087,500	—	52,821,837
Futures Contracts	4,938	—	—	4,938
Total Assets	17,739,275	602,397,439	—	620,136,714
Liabilities:
Futures Contracts	(153,830)	—	—	(153,830)
Total	$17,585,445	$602,397,439	$—	$619,982,884

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2016, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2016